Stock Option Plans - Schedule of Recognized Stock Based Compensation Expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Service provider compensation	$ 88,750	$ 31,562	$ 124,896	$ 3,500
Employee compensation	84,250	108,500
Total	$ 173,000	$ 140,062	$ 650,271